Machinery, Equipment and Improvements on Leased Assets - Summary of Property Plant and Equipment (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ 3,928,258	$ 3,094,220	$ 2,146,232
Additions	744,206	914,353	1,009,550
Disposals	(3,386)	(46,874)	(67,706)
Currency translation effect	(116,795)	(33,441)	6,144
Ending balance	4,552,283	3,928,258	3,094,220
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	2,859,467	2,234,583
Ending balance	3,076,751	2,859,467	2,234,583
Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	197,316	180,050
Ending balance	223,473	197,316	180,050
Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	654,568	516,985
Ending balance	678,977	654,568	516,985
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	46,760	38,619
Ending balance	58,782	46,760	38,619
Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	36,156	36,899
Ending balance	31,035	36,156	36,899
Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	133,991	87,084
Ending balance	483,265	133,991	87,084
Investment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	7,716,066	6,378,700	4,981,657
Additions	1,617,735	1,570,674	1,543,081
Disposals	(87,181)	(145,971)	(187,735)
Currency translation effect	(182,596)	(87,337)	41,697
Ending balance	9,064,024	7,716,066	6,378,700
Investment [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	5,189,873	4,288,366	3,341,641
Additions	766,872	1,015,511	978,160
Disposals	(41,829)	(45,232)	(63,035)
Currency translation effect	(138,775)	(68,772)	31,600
Ending balance	5,776,141	5,189,873	4,288,366
Investment [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	416,512	374,645	368,966
Additions	71,385	54,093	53,795
Disposals	(8,371)	(8,024)	(49,003)
Currency translation effect	(7,325)	(4,202)	887
Ending balance	472,201	416,512	374,645
Investment [Member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	1,722,175	1,426,741	1,079,601
Additions	359,100	391,251	405,069
Disposals	(27,855)	(83,642)	(66,536)
Currency translation effect	(32,568)	(12,175)	8,607
Ending balance	2,020,852	1,722,175	1,426,741
Investment [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	140,523	112,960	103,801
Additions	41,840	33,852	16,717
Disposals	(7,943)	(4,104)	(8,161)
Currency translation effect	(3,920)	(2,185)	603
Ending balance	170,500	140,523	112,960
Investment [Member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	61,982	58,205	29,694
Additions	254	4,250	29,511
Disposals	(1,183)	(470)	(1,000)
Currency translation effect	(8)	(3)
Ending balance	61,045	61,982	58,205
Investment [Member] | Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	185,001
Additions	378,284
Ending balance	563,285	185,001
Investment [Member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	185,001	117,783	57,954
Additions		71,717	59,829
Disposals		(4,499)
Ending balance		185,001	117,783
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(3,787,808)	(3,284,480)	(2,835,425)
Additions	(873,529)	(656,321)	(533,531)
Disposals	83,795	99,097	120,029
Currency translation effect	65,801	53,896	(35,553)
Ending balance	(4,511,741)	(3,787,808)	(3,284,480)
Accumulated depreciation and amortisation [member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(2,330,406)	(2,053,783)	(1,738,876)
Additions	(454,682)	(357,057)	(341,394)
Disposals	41,829	40,760	52,447
Currency translation effect	43,869	39,674	(25,960)
Ending balance	(2,699,390)	(2,330,406)	(2,053,783)
Accumulated depreciation and amortisation [member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(219,196)	(194,595)	(180,199)
Additions	(39,489)	(32,218)	(27,370)
Disposals	7,339	5,091	14,549
Currency translation effect	2,618	2,526	(1,575)
Ending balance	(248,728)	(219,196)	(194,595)
Accumulated depreciation and amortisation [member] | Computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(1,067,607)	(909,756)	(814,964)
Additions	(319,495)	(217,491)	(136,602)
Disposals	27,855	49,286	49,043
Currency translation effect	17,372	10,354	(7,233)
Ending balance	(1,341,875)	(1,067,607)	(909,756)
Accumulated depreciation and amortisation [member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(93,763)	(74,341)	(57,809)
Additions	(25,681)	(22,223)	(19,127)
Disposals	5,784	1,459	3,380
Currency translation effect	1,942	1,342	(785)
Ending balance	(111,718)	(93,763)	(74,341)
Accumulated depreciation and amortisation [member] | Communication equipment [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(25,826)	(21,306)	(19,647)
Additions	(5,172)	(4,883)	(2,269)
Disposals	988	363	610
Ending balance	(30,010)	(25,826)	(21,306)
Accumulated depreciation and amortisation [member] | Property and improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	(51,010)
Additions	(29,010)
Ending balance	(80,020)	(51,010)
Accumulated depreciation and amortisation [member] | Improvements on leased assets [Member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning balance	$ (51,010)	(30,699)	(23,930)
Additions		(22,449)	(6,769)
Disposals		2,138
Ending balance		$ (51,010)	$ (30,699)